NOTE 14. PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PLANT AND EQUIPMENT
Consolidated
Leasehold Improvements A$	Fixtures and Equipment A$	Machinery A$	Total A$